Share-based payment arrangements - Transaction based incentive plan 2019 (Cash-settled) (Details) $ / shares in Units, $ in Thousands		3 Months Ended	12 Months Ended
	Jan. 08, 2019 shares	Mar. 31, 2020	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) tranche $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period				5 years
Number of vesting tranches | tranche					4
Expense from share-based payment transactions with employees | $			$ 761	$ 140	$ 0
Transaction based incentive plan 2019 | Phantom Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period					5 years
Equity instruments granted (in shares) | shares	1,200,000
Number of phantom stocks outstanding (in shares) | shares			704,000
Expense from share-based payment transactions with employees | $			$ 1,000	$ 400	$ 1,800
Transaction based incentive plan 2019 | Second anniversary | Phantom Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage		12.00%			12.00%
Target share price (in USD per share)					$ 12
Transaction based incentive plan 2019 | Third anniversary | Phantom Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage					19.00%
Target share price (in USD per share)					$ 14
Transaction based incentive plan 2019 | Fourth anniversary | Phantom Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage					25.00%
Target share price (in USD per share)					$ 16
Transaction based incentive plan 2019 | Tranche Four | Phantom Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage					44.00%
Target share price (in USD per share)					$ 18